UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

            Investment Company Act file number   811-10075
                                              ---------------------------

                             UBS Sequoia Fund L.L.C.
            -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
            -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             Mark D. Goldstein, Esq.
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
            -------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-713-9036
                                                           --------------

                   Date of fiscal year end: December 31, 2003
                                           -------------------

                   Date of reporting period: December 31, 2003
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                            UBS SEQUOIA FUND, L.L.C.
                              FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS




                                   YEAR ENDED
                               DECEMBER 31, 2003

                            UBS SEQUOIA FUND, L.L.C.
                              FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS




                                   YEAR ENDED
                               DECEMBER 31, 2003






                                    CONTENTS



     Report of Independent Auditors........................................    1

     Statement of Assets, Liabilities and Members' Capital.................    2

     Statement of Operations...............................................    3

     Statements of Changes in Members' Capital.............................    4

     Notes to Financial Statements.........................................    5

     Schedule of Portfolio Investments.....................................   12

[LOGO OMITTED] ERNST & YOUNG

                [ ] ERNST & YOUNG LLP                  [ ] Phone: (212) 773-3000
                    5 Times Square                         www.ey.com
                    New York, New York 10036-6530


                         REPORT OF INDEPENDENT AUDITORS

To the Members and Board of Directors of UBS Sequoia Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of UBS Sequoia Fund, L.L.C. (the "Fund"), including the schedule of portfolio investments, as of December 31, 2003, and the related statement of operations for the year then ended and the statements of changes in members' capital for each of the two years in the period then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of UBS Sequoia Fund, L.L.C. at December 31, 2003, the results of its operations for the year then ended and the changes in its members' capital for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                            /s/ERNST & YOUNG LLP


New York, New York
February 16, 2004









                       A Member Practice of Ernst & Young Global               1

                                                        UBS SEQUOIA FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003

--------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (cost $55,923,442)                              $   73,594,911
Cash and cash equivalents                                                               32,293,818
Receivables:
  Investments sold, not settled                                                            999,152
  Due from broker                                                                          243,658
  Dividends                                                                                 18,452
  Interest                                                                                   7,442
Other assets                                                                                   436
---------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                           107,157,869
---------------------------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at value (proceeds of sales $270,098)                  270,496
Payables:
  Withdrawals payable                                                                    1,162,891
  Management fee                                                                           108,070
  Professional fees                                                                         79,108
  Administration fee                                                                        18,782
  Other                                                                                     13,351
---------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                        1,652,698
---------------------------------------------------------------------------------------------------

NET ASSETS                                                                          $  105,505,171
---------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                           $   87,834,100
Accumulated net unrealized appreciation on investments                                  17,671,071
---------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                                    $  105,505,171
---------------------------------------------------------------------------------------------------






The accompanying notes are an integral part of these financial statements.     2

                                                        UBS SEQUOIA FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                    YEAR ENDED DECEMBER 31, 2003

--------------------------------------------------------------------------------

INVESTMENT INCOME

  Dividends                                                                         $    467,962
  Interest                                                                               154,209
-------------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                                  622,171
-------------------------------------------------------------------------------------------------

EXPENSES

  Management fee                                                                       1,240,082
  Professional fees                                                                      109,149
  Administration fee                                                                      97,708
  Dividends                                                                               80,174
  Interest                                                                                 4,325
  Miscellaneous                                                                           60,104
-------------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                         1,591,542
-------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                                     (969,371)
-------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN
     FROM INVESTMENTS

  Net realized gain from investments                                                  15,165,805
  Change in net unrealized appreciation/depreciation from investments                 16,485,249
-------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS                                     31,651,054
-------------------------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL
     DERIVED FROM OPERATIONS                                                        $ 30,681,683
-------------------------------------------------------------------------------------------------






The accompanying notes are an integral part of these financial statements.     3

                                                        UBS SEQUOIA FUND, L.L.C.
                                       Statements of Changes in Members' Capital
                                          Years Ended December 31, 2003 and 2002
--------------------------------------------------------------------------------


                                                                   MANAGER               MEMBERS                TOTAL
---------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2002                              $   872,931          $ 155,308,162         $ 156,181,093

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income (loss)                                           274             (1,625,196)           (1,624,922)
  Net realized loss from investments                                 (58,237)            (8,184,004)           (8,242,241)
  Change in net unrealized
     appreciation/depreciation from investments                     (103,945)           (18,245,469)          (18,349,414)
Incentive allocation                                                   1,717                      -                 1,717
---------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
     DERIVED FROM OPERATIONS                                        (160,191)           (28,054,669)          (28,214,860)
---------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                     -              1,552,475             1,552,475
  Members' withdrawals                                                (2,481)           (30,720,186)          (30,722,667)
  Offering costs                                                          (9)                (1,460)               (1,469)
---------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
     DERIVED FROM CAPITAL TRANSACTIONS                                (2,490)           (29,169,171)          (29,171,661)
---------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2002                            $   710,250          $  98,084,322         $  98,794,572
---------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income (loss)                                         2,212               (965,106)             (962,894)
  Net realized gain from investments                                 124,919             14,939,555            15,064,474
  Change in net unrealized
     appreciation/depreciation from investments                      141,149             16,233,954            16,375,103
Incentive allocation                                                 205,000                      -               205,000
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
     DERIVED FROM OPERATIONS                                         473,280             30,208,403            30,681,683
---------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                     -                369,849               369,849
  Members' withdrawals                                                     -            (24,339,667)          (24,339,667)
  Offering costs                                                         (10)                (1,256)               (1,266)
---------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
     DERIVED FROM CAPITAL TRANSACTIONS                                   (10)           (23,971,074)          (23,971,084)
---------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2003                            $ 1,183,520          $ 104,321,651         $ 105,505,171
---------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.     4

                                                        UBS SEQUOIA FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003

--------------------------------------------------------------------------------

1.   ORGANIZATION

     UBS Sequoia Fund, L.L.C. (the "Fund") (formerly, PW Sequoia Fund, L.L.C.) was organized as a limited liability company under the laws of Delaware on July 26, 2000. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to maximize total return. The Fund pursues its investment objective by investing primarily in publicly traded equity securities of small to mid-sized capitalization companies in the United States. To a limited extent, the Fund also may purchase fixed-income securities, equity securities of foreign issuers listed on a U.S. national securities exchange and American Depository Receipts ("ADRs"). The Fund commenced operations on October 1, 2000.

     The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Redwood/Sequoia Management, L.L.C. (the "Manager") (formerly, PW Redwood/Sequoia Management, L.L.C.), a Delaware limited liability company, to provide investment advice to the Fund.

     The Manager is a joint venture between UBS Fund Advisor, L.L.C. ("UBSFA") (formerly, PW Fund Advisor, L.L.C.), and each of Frontier Performance Advisers L.P. ("FPA") and Frontier Capital Management Company, L.L.C. ("FCM"). UBSFA is the managing member of the Manager and is an indirect, wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by FPA manage the Fund's investment portfolio on behalf of the Manager under the oversight of UBSFA's personnel. FPA is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

     Initial and additional applications for interests by eligible Members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

     The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year. A Member's interest in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion.

                                                        UBS SEQUOIA FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES

     A.   PORTFOLIO VALUATION

     Net asset value of the Fund is determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

     Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold, not yet purchased, as reported by such exchanges. Listed options are valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available are valued at their bid prices, or ask prices in the case of securities sold, not yet purchased, as obtained from one or more dealers making markets for such securities.

     If market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by, or under the supervision of, the Directors. The Fund holds no such securities as of December 31, 2003.

     Debt securities are valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. Debt securities purchased with remaining maturities of 60 days or less, absent unusual circumstances, are valued at amortized cost, so long as such valuation is determined by the Directors to represent fair value.

     The Fund may invest in equity securities of foreign issuers listed on a U.S. national securities exchange and in U.S. depository receipts, such as ADRs, that represent indirect interests in securities of foreign issuers. Foreign denominated assets may involve more risks than domestic transactions, including political, economic and regulatory risk.

     B.   SECURITIES TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income and expense are recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest expense/income using the interest method. Realized gains and losses from security transactions are calculated on the identified cost basis.

                                                        UBS SEQUOIA FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     C.   FUND COSTS

     The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain organization costs; and expenses of meetings of Directors. Offering costs are charged to capital as incurred.

     D.   INCOME TAXES

     No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

     The Fund has reclassified $969,371 and $15,165,805 from accumulated net investment loss and accumulated net realized gain from investments, respectively, to net capital contributions during the year ended December 31, 2003. The reclassification was to reflect, as an adjustment to net capital contributions, the amount of taxable income or loss that have been allocated to the Fund's Members and had no effect on net assets.

     E.   CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

     F.   USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.   MANAGEMENT FEE, INCENTIVE ALLOCATION, AND RELATED PARTY TRANSACTIONS

     UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund pays UBSFA a monthly management fee at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Manager's capital account (the "Fee"). The Fee is paid to UBSFA out of the Fund's assets and debited against Members' capital accounts, excluding the Manager's capital

                                                        UBS SEQUOIA FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003

--------------------------------------------------------------------------------

3. MANAGEMENT FEE, INCENTIVE ALLOCATION, AND RELATED PARTY TRANSACTIONS (CONTINUED)

     account. A portion of the fee is paid by UBSFA to FPA.

     UBS Financial Services Inc. ("UBS FSI") (formerly, UBS PaineWebber Inc.), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

     The Fund may execute portfolio transactions through UBS FSI and its affiliates. During the year ended December 31, 2003, UBS FSI and its affiliates earned brokerage commissions of $4,006 from portfolio transactions executed on behalf of the Fund.

     The net increase (or decrease) in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Fee which is similarly allocated to all Members other than the Manager as described above. At the end of the twelve month period following the admission of a Member to the Fund and generally at the end of each fiscal year thereafter, and upon a Member's withdrawal from the Fund, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits, if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation is made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the years ended December 31, 2003 and December 31, 2002 was $205,000 and $1,717,
     respectively, and was recorded as an increase to the Manager's capital account. For Members which were not in the Fund for twelve months as of December 31, 2003 or December 31, 2002, an Incentive Allocation period has not occurred and therefore no amount has been recorded in the financial statements with respect to such Members.

     Each Director who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to Directors by the Fund for the year ended December 31, 2003 were $22,634.

     PFPC Trust Company (an affiliate of PNC Bank, NA) serves as the custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

     PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally the Fund.

                                                        UBS SEQUOIA FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003

--------------------------------------------------------------------------------

3. MANAGEMENT FEE, INCENTIVE ALLOCATION, AND RELATED PARTY TRANSACTIONS (CONTINUED)

     reimburses certain out of pocket expenses incurred by PFPC Inc

     As described in the private placement memorandum, certain brokerage arrangements provide that FPA receives soft dollar credits related to brokerage commissions paid by the Fund. Such credits can be used by FPA for research and related services that would then be paid for or provided by the broker. The research services obtained by FPA through the use of soft dollar credits can be for the benefit of the Fund or other accounts managed by FPA.

4.   SECURITIES TRANSACTIONS

     Aggregate  purchases and proceeds from sales of investment  securities  for the year ended December 31, 2003, amounted to $338,702,831 and $353,902,904, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $114,997,861 and $103,150,801, respectively, and purchases and sales of options amounting to $4,179,922 and $2,733,413 respectively. Net realized losses resulting from short positions was $4,083,626 for the year ended December 31, 2003.

     At December 31, 2003, the cost of investments for Federal income tax purposes was substantially the same as cost for financial reporting purposes. At December 31, 2003, accumulated net unrealized appreciation from investments was $17,671,071, which consists of $17,842,265 gross unrealized appreciation and $171,194 gross unrealized depreciation.

5.   SHORT-TERM BORROWINGS

     The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. For the year ended December 31, 2003, the Fund's average interest rate paid on borrowings was 1.58% per annum and the average borrowings outstanding were $273,292. The Fund had no borrowings outstanding at December 31, 2003.

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

     In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet

                                                        UBS SEQUOIA FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003

--------------------------------------------------------------------------------

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

     risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

     Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from broker (Morgan Stanley & Co., Incorporated) is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased.

     During the year ended December 31, 2003, the Fund did not trade any forward or futures contracts.

7.   FINANCIAL HIGHLIGHTS

     The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                                                         PERIOD FROM
                                                                                                       OCTOBER 1, 2000
                                                                                                      (COMMENCEMENT OF
                                                                                                         OPERATIONS)
                                                                                                           THROUGH
                                                      YEARS ENDED DECEMBER 31,                            DECEMBER 31,
                                           2003                2002                 2001                     2000
                                           ----                ----                 ----                     ----
     Ratio of net investment
     loss to average net
     assets***
                                          (0.94)%             (1.20)%              (0.86)%                  (0.50)%*
     Ratio of total expenses to
     average net assets***                 1.55%               1.67%                1.60%                    2.74%*

     Portfolio turnover rate             285.30%             336.06%              420.05%                    59.72%

     Total return**                       28.88%             (19.58)%             (11.87)%                   (3.94)%

     Average debt ratio***                 0.22%               0.21%                0.89%                     2.60%
     Net asset value at end of
     period                            $105,505,171         $98,794,572         $156,181,093               $151,581,832

     *    Annualized.
     ** Total return assumes a purchase of an interest in the Fund on the first day and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.
     *** The average net assets used in the above ratios are calculated by adding any withdrawals payable effective at the end of a period to the net assets for such period.

                                                        UBS SEQUOIA FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003

--------------------------------------------------------------------------------

8.   SUBSEQUENT EVENT

     FPA has advised UBSFA that its business strategy has changed and it plans to exit the hedge fund business and so it will no longer make available its employees to manage the Fund. UBSFA is seeking to replace FPA, and FPA has agreed to assist in the transition, including by continuing its services for a period of time as UBSFA seeks its replacement. If UBSFA is unsuccessful in finding a replacement on a timely basis, it will consider alternatives, including liquidating the Fund.

                                                        UBS SEQUOIA FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2003

            SHARES                                                                  MARKET VALUE
------------------------------------------------------------------------------------------------
                    UNITED STATES OF AMERICA
                    ------------------------
                    INVESTMENTS IN SECURITIES (69.76%)
                    ----------------------------------
                    COMMON STOCK (69.76%)
                    ---------------------
                    ADVANCED MATERIALS/PRODUCTS (0.86%)
          122,100   Hexcel Corp. *                                              $      904,761
                                                                                ----------------
                    ADVERTISING SALES (1.89%)
           53,500   Lamar Advertising Co. *                                          1,996,620
                                                                                ----------------
                    AGRICULTURAL OPERATIONS (1.71%)
           71,100   Delta and Pine Land Co.                                          1,805,940
                                                                                ----------------
                    AUCTION HOUSE/ART DEALER (0.92%)
           70,700   Sotheby's Holdings, Inc. - Class A *                               965,762
                                                                                ----------------
                    AUDIO/VIDEO PRODUCTS (1.49%)
           21,300   Harman International Industries, Inc. (a)                        1,575,774
                                                                                ----------------
                    CHEMICALS - SPECIALTY (0.89%)
           21,400   Ashland, Inc.                                                      942,884
                                                                                ----------------
                    COMPUTER SERVICES (1.30%)
            9,200   Cognizant Technology Solutions Corp. *                             419,888
           70,500   Perot Systems Corp. - Class A *                                    950,340
                                                                                ----------------
                                                                                      1,370,228
                                                                                ----------------
                    COMPUTERS - INTEGRATED SYSTEMS (0.60%)
           25,600   Mercury Computer Systems, Inc. *                                   637,440
                                                                                ----------------
                    CONTAINERS - PAPER/PLASTIC (1.75%)
           99,500   Smurfit-Stone Container Corp. *                                  1,847,715
                                                                                ----------------
                    DIVERSIFIED MANUFACTURING OPERATIONS (6.48%)
           75,000   Dover Corp.                                                      2,981,250
           52,000   ITT Industries, Inc.                                             3,858,920
                                                                                ----------------
                                                                                     6,840,170
                                                                                ----------------
                    DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES (2.08%)
           80,000   ARAMARK Corp. - Class B                                          2,193,600
                                                                                ----------------
                    E-COMMERCE/SERVICES (1.71%)
          123,200   ebookers Plc - Spons ADR *                                       1,801,184
                                                                                ----------------
                    E-SERVICES/CONSULTING (0.62%)
          115,100   Sapient Corp. *                                                    649,164
                                                                                ----------------
                    ELECTRIC PRODUCTS - MISCELLANEOUS (2.65%)
          206,700   GrafTech International Ltd. *, (a)                               2,790,450
                                                                                ----------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS (1.15%)
           16,000   National Semiconductor Corp. *, (a)                                630,560
           25,600   Semtech Corp. *                                                    582,656
                                                                                ----------------
                                                                                     1,213,216
                                                                                ----------------



   The preceding notes are an integral part of these financial statements.    12

                                                        UBS SEQUOIA FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2003

            SHARES                                                                  MARKET VALUE
------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    ELECTRONIC DESIGN AUTOMATION (1.72%)
           53,500   Synopsys, Inc. *                                            $   1,811,510
                                                                                ---------------
                    FILTRATION/SEPARATE PRODUCTS (0.97%)
           38,200   Pall Corp.                                                      1,024,906
                                                                                ---------------
                    FINANCE - INVESTMENT BANKER/BROKER (1.37%)
            5,700   Jefferies Group, Inc.                                             188,214
           16,300   Legg Mason, Inc.                                                1,258,034
                                                                                ---------------
                                                                                    1,446,248
                                                                                ---------------
                    HUMAN RESOURCES (2.06%)
           20,700   Kelly Services, Inc. - Class A                                    590,778
           33,700   Manpower, Inc.                                                  1,586,596
                                                                                ---------------
                                                                                    2,177,374
                                                                                ---------------
                    INDUSTRIAL AUTOMATION/ROBOTICS (1.42%)
           42,200   Rockwell Automation, Inc.                                       1,502,320
                                                                                ---------------
                    INSTRUMENTS - CONTROLS (1.90%)
           33,700   Parker Hannifin Corp.                                           2,005,150
                                                                                ---------------
                    INVESTMENT MANAGEMENT/ADVISORY SERVICES (1.49%)
           67,000   Waddell & Reed Financial, Inc. - Class A                        1,571,820
                                                                                ---------------
                    LOTTERY SERVICES (2.66%)
           56,700   GTECH Holdings Corp.                                            2,806,083
                                                                                ---------------
                    MACHINERY - FARM (0.72%)
           37,800   AGCO Corp. *                                                      761,292
                                                                                ---------------
                    MACHINERY - GENERAL INDUSTRY (1.15%)
           35,800   Albany International Corp. - Class A (a)                        1,213,620
                                                                                ---------------
                    MEDICAL - BIOMEDICAL/GENETICS (0.87%)
           34,700   Interpore International, Inc. *                                   451,100
           10,900   Millipore Corp. *                                                 469,245
                                                                                ---------------
                                                                                      920,345
                                                                                ---------------
                    METAL - COPPER (1.70%)
           23,600   Phelps Dodge Corp. *                                            1,795,724
                                                                                ---------------
                    METAL PROCESSORS & FABRICATION (0.97%)
           39,500   Kaydon Corp.                                                    1,020,680
                                                                                ---------------
                    OIL - FIELD SERVICES (0.95%)
           60,240   Core Laboratories N.V. *                                        1,005,405
                                                                                ---------------
                    OIL COMPANIES - EXPLORATION & PRODUCTION (1.18%)
           44,066   XTO Energy, Inc.                                                1,247,068
                                                                                ---------------
                    OIL FIELD MACHINERY & EQUIPMENT (1.83%)
           86,200   National-Oilwell, Inc. *                                        1,927,432
                                                                                ---------------



   The preceding notes are an integral part of these financial statements.    13

                                                        UBS SEQUOIA FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2003

            SHARES                                                                  MARKET VALUE
------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    OIL REFINING & MARKETING (0.65%)
           26,200   Premcor, Inc. *                                                      $      681,200
                                                                                         ----------------
                    OPTICAL SUPPLIES (2.05%)
           35,700   Alcon, Inc.                                                               2,161,278
                                                                                         ----------------
                    PAPER & RELATED PRODUCTS (0.91%)
           54,500   Pope & Talbot, Inc.                                                         959,745
                                                                                         ----------------
                    PHARMACY SERVICES (1.20%)
           37,200   Medco Health Solutions, Inc. *                                            1,264,428
                                                                                         ----------------
                    RADIO (3.93%)
          153,200   Emmis Communications Corp. - Class A *                                    4,144,060
                                                                                         ----------------
                    RETAIL - MAIL ORDER (1.25%)
           37,900   Williams-Sonoma, Inc. *                                                   1,317,783
                                                                                         ----------------
                    SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS (0.55%)
           33,500   Integrated Device Technology, Inc. *                                        575,195
                                                                                         ----------------
                    TOYS (2.54%)
          125,700   Hasbro, Inc. (a)                                                          2,674,896
                                                                                         ----------------
                    TRANSPORT - RAIL (0.32%)
           23,400   Kansas City Southern *                                                      335,088
                                                                                         ----------------
                    TRANSPORTATION - AIR FREIGHT (1.05%)
           63,200   EGL, Inc. *                                                               1,111,056
                                                                                         ----------------
                    TRANSPORTATION - MARINE (0.66%)
           12,200   Teekay Shipping Corp.                                                       695,766
                                                                                         ----------------
                    TRANSPORTATION - TRUCK (1.18%)
           59,400   Swift Transportation Co., Inc. *                                          1,248,588
                                                                                         ----------------
                    WIRELESS EQUIPMENT (4.41%)
          302,800   American Tower Corp. - Class A *, (a)                                     3,276,296
          124,900   Crown Castle International Corp. *, (a)                                   1,377,647
                                                                                         ----------------
                                                                                              4,653,943
                                                                                         ----------------
                    TOTAL COMMON STOCK (Cost $55,923,442)                                    73,594,911
                                                                                         ----------------
                    INVESTMENTS IN SECURITIES (Cost $55,923,442)                             73,594,911
                                                                                         ----------------

                    SECURITIES SOLD, NOT YET PURCHASED ((0.26)%)
                    --------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED ((0.26)%)
                    ----------------------------------------------
                    RETAIL - TOY STORE ((0.26)%)
          (21,400)  Toys "R" Us, Inc. *                                                        (270,496)
                                                                                         ----------------
                    TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Proceeds $(270,098))           (270,496)
                                                                                         ----------------
                    SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $(270,098))                   (270,496)
                                                                                         ----------------



   The preceding notes are an integral part of these financial statements.    14

                                                        UBS SEQUOIA FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2003

                                                                                             MARKET VALUE
---------------------------------------------------------------------------------------------------------
          TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD, NOT YET
          PURCHASED--69.50%                                                                  73,324,415
                                                                                         ----------------
          OTHER ASSETS IN EXCESS OF OTHER LIABILITIES--30.50%                                32,180,756
                                                                                         ----------------
          TOTAL NET ASSETS--100.00%                                                      $  105,505,171
                                                                                         ================

*   Non-income producing security
(a) Partially or wholly held ($10,351,008 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.














   The preceding notes are an integral part of these financial statements.    15

                       THIS PAGE INTENTIONALLY LEFT BLANK

DIRECTORS AND OFFICERS (Unaudited)
Information pertaining to the Directors and officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling UBS Financial Service Inc.'s, Alternative Investment Group at 800-580-2359.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                                                                        PORTFOLIOS         OTHER TRUSTEESHIPS/
                                                                                         IN FUND             DIRECTORSHIPS
                                TERM OF OFFICE                                           COMPLEX            HELD BY DIRECTOR
NAME, AGE, ADDRESS AND          AND LENGTH OF         PRINCIPAL OCCUPATION(S)          OVERSEEN BY          ----------------
POSITION(S) WITH FUND            TIME SERVED 1           DURING PAST 5 YEARS            DIRECTOR 2         OUTSIDE FUND COMPANY
---------------------           --------------        -----------------------           ----------         --------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                 DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Meyer Feldberg, (61)                Term --       Dean and Professor of Mgmt of             36           Director of:
UBS Financial Services Inc.       Indefinite      Graduate School of Business,                           Primedia, Inc.,
1285 Avenue of the Americas      Length-since     Columbia University                                    Federated Department
New York, NY 10019                Inception                                                              Stores, Inc.,
Director                                                                                                 Revlon, Inc., Select
                                                                                                         Medical, Inc. and
                                                                                                         SAPPI Ltd.
------------------------------------------------------------------------------------------------------------------------------------
George W. Gowen, (74)               Term --       Law partner for Dunnington,               14           None
UBS Financial Services Inc.       Indefinite      Bartholow & Miller
1285 Avenue of the Americas      Length-since
New York, NY 10019                Inception
Director
------------------------------------------------------------------------------------------------------------------------------------
M. Cabell Woodward, Jr., (74)       Term --       Retired                                   14           None
UBS Financial Services Inc.       Indefinite
1285 Avenue of the Americas      Length-since
New York, NY 10019                 June 2001
Director
------------------------------------------------------------------------------------------------------------------------------------
                                             OFFICER(S) WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Michael Mascis, (36)           Term-Indefinite    First Vice President / CFO of             N/A          N/A
UBS Financial Services Inc.     Length- since     UBS Financial Services Inc.'s,
1285 Avenue of the Americas       July 2002       Alternative Investment Group,
New York, NY 10019                                since July 2002.
Principal Accounting Officer                      Prior to July 2002, Partner
                                                  Arthur Andersen LLP
------------------------------------------------------------------------------------------------------------------------------------
Mark D. Goldstein, (39)        Term-Indefinite    Senior Associate General                  N/A          N/A
UBS Financial Services Inc.     Length- since     Counsel and First Vice
1285 Avenue of the Americas       Inception       President of UBS Financial
New York, NY 10019                                Services Inc., since May 1998.
Secretary
------------------------------------------------------------------------------------------------------------------------------------

1 For Directors, their terms are for the duration of the term of the Fund, unless his status as a Director shall be sooner terminated by death, adjudicated incompetent, voluntarily withdraw, physically unable to perform duties, removed either by vote or written consent of at least two-thirds of the Directors or vote or written consent of Members holding not less than two-thirds of the total number of votes eligible to be cast by all Members.

2 Of the 36 funds/portfolios in the complex, 22 are advised by an affiliate of UBS Financial Services, Inc., and 14 comprise UBS Financial Services Inc.'s, Alternative Investment Group of Funds.

Proxy Voting
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available with out charge upon request by calling the Alternative Investment Group at 800-580-2329.


ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


     (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.


     (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that M. Cabell Woodward, Jr. is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by this Item 3.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $40,000 for 2002 and $42,000 for 2003. Such audit fees include fees associated with the annual audits and filing of the registrant's Form N-2 and Form N-SAR.

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $4,000 for 2002 and $4,500 for 2003. Audit-related fees principally include fees associated with reading and providing comments on semi-annual reports.

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $31,000 for 2002 and $30,000 for 2003. Tax fees include fees for tax compliance services. The 2003 fees also include assisting management in the preparation of tax estimates.

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2002 and $2,000 for 2003. Fees for all other services include fees for administrative services associated with preparing the 2003 K-1's for mailing.

     (e)(1)  Disclose   the  audit   committee's   pre-approval   policies   and
             procedures   described  in   paragraph   (c)(7)  of  Rule  2-01  of
             Regulation S-X.

             The registrant does not have pre-approval policies and procedures.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                    (b)  100%

                    (c)  100%

                    (d)  100%

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was approximately $1.7 million for 2002 and approximately $1.2 million for 2003.

     (h) The registrant's audit committee of the board of directors HAS considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


                    FRONTIER CAPITAL MANAGEMENT COMPANY, LLC
                    FRONTIER PERFORMANCE ADVISERS, L.P.

                    PROXY VOTING POLICIES AND PROCEDURES

------------------  ------------------------------------------------------------
INTRODUCTION        As an investment adviser and fiduciary of client assets,
                    each of Frontier Capital Management Company, LLC and
                    Frontier Performance Advisers, L.P. (collectively,
                    "Frontier") utilizes proxy voting policies and procedures intended to pursue its clients' best interest by protecting the value of clients' investments. Frontier recognizes that proxies have an economic value. In voting proxies, we seek to both maximize the long-term value of our clients' assets and to cast votes that we believe to be fair and in the best interest of the affected client(s). Proxies are considered client assets and are managed with the same care, skill and diligence as all other client assets. These written proxy policies and procedures are designed to reasonably ensure that Frontier votes proxies in the best interest of clients for whom Frontier has voting authority.


------------------  ------------------------------------------------------------
ARRANGEMENTS WITH   Frontier has contracted with Institutional Shareholder
OUTSIDE FIRMS       Services ("ISS") to provide vote recommendations according to a set of pre-determined proxy voting policy guidelines.
                    Frontier has also contracted with ADP Financial Services, Inc. ("ADP") to act as agent for the proxy voting process and to maintain records on proxy voting for our clients. ISS has represented to Frontier that it uses its best efforts to ensure that its proxy voting recommendations are in accordance with these policies as well as relevant requirements of the Employee Retirement Income Security Act of 1974 (ERISA) and the U.S. Department of Labor's interpretations thereof. Summaries of the ISS guidelines are attached as Exhibit A to these Policies and Procedures.

                    There may be occasional circumstances in which Frontier exercises its voting discretion. Frontier's action in these cases is described in the Conflicts of Interest section of these Policies and Procedures.


------------------  ------------------------------------------------------------
PROXY VOTING        Frontier has a Proxy Voting Committee that is responsible
COMMITTEE           for deciding what is in the best interest of clients when
                    determining how proxies are voted. The Committee meets at least annually to review and re-approve ISS' proxy voting policies as Frontier's own policies if it determines that they continue to be reasonably designed to be in the best interest of Frontier's clients. Any changes to the ISS voting guidelines must be reviewed, approved and adopted by the Committee before they will become effective for Frontier.


------------------  ------------------------------------------------------------
ACCOUNT             Account Set-Up
                    --------------
                    Except where the contract is silent, each client will designate in its investment management contract whether it would like to retain proxy voting authority or delegate that authority to Frontier. If a client contract is silent on whether the

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                    Proxy Voting Policies and Procedures                  Page 1
                    client delegates proxy voting authority to Frontier, Frontier will be implied to have proxy voting authority.

                    Account Update
                    --------------
                    On at least a monthly basis, ADP will provide Frontier with a list of Frontier clients for which ADP is voting. This is designed to ensure that ADP is voting for all clients for whom Frontier retains voting authority. In that regard, Frontier will conduct a periodic reconciliation between its and ADP's records.


------------------  ------------------------------------------------------------
CONFLICTS OF        As noted, Frontier has an agreement with ISS and has adopted
INTEREST            the ISS proxy voting guidelines. The adoption of the ISS
                    proxy voting guidelines provides pre-determined policies for voting proxies and is thus designed to remove conflicts of interest. Examples of such conflicts are when we vote a proxy solicited by an issuer who is a client of ours or with whom we have another business or personal relationship that may affect how we vote on the issuer's proxy. The intent of this policy is to remove any discretion that Frontier may have to interpret how to vote proxies in cases where
                    Frontier has a material conflict of interest or the appearance of a material conflict of interest.

                    Although under normal circumstances Frontier is not expected to exercise its voting discretion or to override ISS, the Proxy Voting Committee will monitor any situation where Frontier wishes to exercise its discretion. In these situations, the Proxy Voting Committee, or an employee delegated by the Committee, will consider whether Frontier has a material conflict of interest. If the Committee determines that a material conflict exists, Frontier will vote the proxy using either of the following two methods:
                    (a) we will follow the recommendations of ISS; or (b) we will not take into consideration the relationship that gave rise to the conflict and will vote the proxy in the best interest of our clients. If the Committee determines that a material conflict does not exist, then we may vote the proxy in our discretion. Frontier's General Counsel must approve any decision made on such a vote prior to the vote being cast.


------------------  ------------------------------------------------------------
OVERSIGHT           ISS
                    ---
                    On a periodic basis, Frontier will verify with ISS that it made voting recommendations according to its pre-determined policies and provided Frontier with any changes in its pre-determined policies.

                    ADP
                    ---
                    On a periodic basis, Frontier will verify with ADP that it has voted proxies for accounts for which Frontier delegated voting to ADP.

                    Custodian
                    ---------
                    On a periodic basis, Frontier will confirm that client custodians are timely alerting ADP when accounts are set up at the custodian for ADP to begin voting

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                    Proxy Voting Policies and Procedures                  Page 2

                    Frontier's clients' securities and that they are forwarding all proxy materials pertaining to the client's portfolios to ADP for execution.

                    Votes Cast Other than According to ISS' Pre-Determined
                    ------------------------------------------------------
                    Policies
                    --------
                    Frontier's General Counsel will periodically confirm that all documentation regarding any decisions to vote other than according to ISS' pre-determined policies are accurate and complete.


------------------  ------------------------------------------------------------
CLIENT DISCLOSURE   Clients may obtain information about how Frontier voted
                    proxies for securities held in their account(s) by contacting Kerin Todisco at (617) 261-0777 or at ktodisco@frontiercap.com.

                    ADP will provide to Frontier, to enable Frontier to maintain and report upon a client's request, the following information for each proxy vote:

                    1.   The name of the issuer of the portfolio security

                    2.   The ticker symbol of the security

                    3.   The CUSIP of the portfolio security

                    4.   The shareholder meeting date

                    5.   A description of the matter voted on

                    6. Whether the matter was proposed by the issuer or by a security holder

                    7.   Whether the account voted on the matter

                    8. How each proxy proposal was voted (e.g., for or against the proposal, abstain; for or withhold authority regarding election of directors)

                    9. Whether the vote that was cast was for or against management's recommendation.


------------------  ------------------------------------------------------------
RECORDKEEPING       Frontier will maintain in an easily accessible place for a period of five years, the first two years in an appropriate
                    Frontier office, the following documents (except documents maintained on Frontier's behalf by ADP as specifically noted below):

                    1. Frontier's proxy voting policies and procedures and ISS' proxy voting guidelines.

                    2. Proxy statements received regarding client securities. Frontier will satisfy this requirement by relying on ADP, on Frontier's behalf, to retain a copy of each proxy statement.

                    3. Records of votes cast on behalf of its clients. Frontier will satisfy this requirement by relying on ADP to retain, on Frontier's behalf, a record of the vote cast.

                    4. A copy of any document created by Frontier personnel that was material to making a decision on how to vote proxies on behalf of a client or that


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                    Proxy Voting Policies and Procedures                  Page 3
                         memorialized the basis for that decision.

                    5. A copy of each written client request for information on how Frontier voted proxies on behalf of the client, and a copy of any written response by Frontier to any written or oral client request for information on how Frontier voted proxies on behalf of the requesting client.






Effective Date:     August 2003

















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                    Proxy Voting Policies and Procedures                  Page 4

                                                                       EXHIBIT A


ISS PROXY VOTING GUIDELINES SUMMARY


The following is a concise summary of ISS's proxy voting policy guidelines.

1.   Auditors

Vote for proposals to ratify auditors, unless any of the following apply:
     o An auditor has a financial interest in or association with the company, and is therefore not independent
     o    Fees for non-audit services are excessive, or
     o There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.


2.   BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.


CLASSIFICATION/DECLASSIFICATION OF THE BOARD

Vote AGAINST proposals to classify the board.
Vote FOR proposals to repeal classified boards and to elect all directors annually.


INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.





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

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.
Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.


3.   SHAREHOLDER RIGHTS

     Shareholder Ability to Act by Written Consent

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
Vote FOR proposals to allow or make easier shareholder action by written consent.

     Shareholder Ability to Call Special Meetings
Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS

Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

CUMULATIVE VOTING

Vote AGAINST proposals to eliminate cumulative voting.
Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

CONFIDENTIAL VOTING

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.
Vote FOR management proposals to adopt confidential voting.


4.   PROXY CONTESTS

     Voting for Director Nominees in Contested Elections


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                    Proxy Voting Policies and Procedures                  Page 6

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.


Reimbursing Proxy Solicitation Expenses Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.


5.   POISON PILLS

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.


6.   MERGERS AND CORPORATE RESTRUCTURINGS

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7.   REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8.   CAPITAL STRUCTURE

Common Stock Authorization
Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.
Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK

Vote AGAINST proposals to create a new class of common stock with superior voting rights.
Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

     o It is intended for financing purposes with minimal or no dilution to current shareholders

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                    Proxy Voting Policies and Procedures                  Page 7

     o It is not designed to preserve the voting power of an insider or significant shareholder


9.   EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.
Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.


MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS
Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
     o    Historic trading patterns
     o    Rationale for the repricing
     o    Value-for-value exchange
     o    Option vesting
     o    Term of the option
     o    Exercise price
     o    Participation

Employee Stock Purchase Plans
Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:
     o    Purchase price is at least 85 percent of fair market value
     o    Offering period is 27 months or less, and
     o    Potential voting power dilution (VPD) is ten percent or less.
Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.


SHAREHOLDER PROPOSALS ON COMPENSATION

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

10.  SOCIAL AND ENVIRONMENTAL ISSUES

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                    Proxy Voting Policies and Procedures                  Page 8

                   THESE ISSUES COVER A WIDE RANGE OF TOPICS, INCLUDING
                          CONSUMER AND PUBLIC SAFETY, ENVIRONMENT AND ENERGY, GENERAL CORPORATE ISSUES, LABOR STANDARDS AND HUMAN RIGHTS, MILITARY BUSINESS, AND WORKPLACE DIVERSITY.

                   IN GENERAL, VOTE CASE-BY-CASE. WHILE A WIDE VARIETY OF
                          FACTORS GOES INTO EACH ANALYSIS, THE OVERALL PRINCIPAL GUIDING ALL VOTE RECOMMENDATIONS FOCUSES ON HOW THE PROPOSAL WILL ENHANCE THE ECONOMIC VALUE OF THE COMPANY.





















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                    Proxy Voting Policies and Procedures                  Page 9

                     UBS REDWOOD/SEQUOIA MANAGEMENT, L.L.C.


                      PROXY VOTING POLICIES AND PROCEDURES

Investment recommendations and decisions made for clients of UBS Redwood/Sequoia Management, L.L.C. (the "Adviser") are made by officers, members or employees of Frontier Capital Management Company, L.L.C. and Frontier Performance Advisers, L.P. (collectively, "Frontier"), members of the Adviser. These individuals are not associated with UBS Fund Advisor, L.L.C., the managing member of the Adviser. Frontier has adopted its own Proxy Voting Policies and Procedures (the "Policies") that govern its proxy voting activities. Frontier will be responsible for voting proxies of issuers of securities held by the clients of the Adviser in accordance with the Policies. A copy of the Policies is attached hereto.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.



ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               UBS Sequoia Fund L.L.C.
            ----------------------------------------------------------------

By (Signature and Title)*  /s/ Mitchell Tanzman
                         ---------------------------------------------------
                           Mitchell Tanzman, Co-Chief Executive Officer
                           (principal executive officer)

Date                 February 24, 2004
    ------------------------------------------------------------------------


By (Signature and Title)*  /s/ Gregory Brousseau
                         ---------------------------------------------------
                           Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date                 February 24, 2004
    ------------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Mitchell Tanzman
                         ---------------------------------------------------
                           Mitchell Tanzman, Co-Chief Executive Officer
                           (principal executive officer)

Date                 February 24, 2004
    ------------------------------------------------------------------------


By (Signature and Title)*  /s/ Gregory Brousseau
                         ---------------------------------------------------
                           Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date                 February 24, 2004
    ------------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael Mascis
                         ---------------------------------------------------
                           Michael Mascis, Chief Financial Officer
                           (principal financial officer)

Date                 February 24, 2004
    ------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.